RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2026
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS

The table below sets forth major related parties of the Group and their relationships with the Group.

Names of related parties	Relationship
Zhou Kai	Principal shareholder, chief technology officer, chairman of the board
Shenzhen Jinhui Technology Co., Ltd. (“Shenzhen Jinhui”)	A company previously controlled by Zhou Kai, which ceased to be a related party in the fourth quarter in 2025.
Wealth Guardian Investment Limited (“WGI”)
The Group is able to exercise significant influence over WGI because two individuals, who are the senior management of WGI, are the shareholders of the Company holding more than or approximately 10% aggregate equity interests.

Effective October 2025, WGI has dissolved investment accounts in WSI, therefore, WGI is no longer a customer of WSI after October 2025.

Waton Trust Limited	An entity where Zhou Kai previously acted as a director. In the third quarter of 2025, Zhou Kai resigned from the directorship and remained as a 20% shareholder.
WIG SPC
An entity incorporated in the Cayman Islands, with 100% of its issued management shares owned by WSI, established for the purpose of holding investment segregated portfolios (each, an “SP” and collectively, the “SPs”). The SPs are each formed for the purpose of investing in securities. Effective December 2024, WSI serves as the  investment manager of the WIG SPC series SPs.

Transaction with WIG SPC

In July 2025, WSI applied to subscribe for and purchase Class VI shares (junior class) in WIG SPC attributable to Z Navigation Option Hedge Fund S.P. in the amount of $1.0 million. WSI was re-appointed as a co-investment manager for Z Navigation Option. In February 2026, Z Navigation Option entered into the liquidation process and WSI submitted a redemption request to redeem all the shareholdings. As of March 31, 2026, the redemption request was approved, and the redemption proceeds were recorded as other receivables in the consolidated balance sheets. The redemption proceeds were received in full, and the liquidation process was completed in July 2026.

Transactions with WGI

The Group conducts material transactions with WGI through WSI and/or WTI, which entities are services providers for WGI. These transactions are as follows:

	As of March 31,
	2026	2025
Receivables – clients – unsettled trade	$—	$1,549,709
Receivables – clients – margin loan (net)(i)(ii)	—	3,276,678
Receivables – software licensing (including subscription based) and related support services	600,000	600,000
Receivables – Total(iii)	$600,000	$5,426,387
Contract assets – related party	400,000	1,200,000

Payables – brokerage services	—	1,417,153
Payables – Broker-dealer	—	75,136
Payables – Total	$—	$1,492,289

(i)	WSI extended a credit line of nil, $6.2 million and $4.3 million to WGI for margin transactions during the years ended March 31, 2026, 2025 and 2024, respectively.
(ii)	As of March 31, 2026 and 2025, the amounts consisted of margin loan receivables of nil and $3.3 million, respectively.
(iii)
As of March 31, 2026 and 2025, receivables from WGI, including margin loan receivables, have been either fully collateralized by the client-owned securities held in the customer’s account or fully collected.

	For the years ended March 31,
	2026	2025	2024
Revenues – brokerage commission and handling charge income	$1,388,841	$2,539,260	$1,757,731
Revenues – interest income	415,596	1,040,634	1,016,179
Revenues – software licensing (including subscription based) and related support services	400,000	1,200,000	1,197,551
Total	$2,204,437	$4,779,894	$3,971,461

For the years ended March 31, 2026, 2025, and 2024, the Group recognized a software licensing and related support services revenue of $400,000, $1,200,000, and nil, respectively before invoicing to WGI. The amount was recorded under contract assets – related party in the consolidated balance sheets.

Effective October 2025, WGI has dissolved investment accounts in the Group, therefore, WGI is no longer a customer of the Group after October 2025. As of March 31, 2026, the receivables from software licensing (including subscription based licenses) and related support services were no longer collateralized by the client-owned securities. For the year ended March 31, 2026, the Group provided allowance for credit losses of $1.10 million on the receivables from software licensing (including subscription based licenses) and related support services in the consolidated statements of operations.

Transactions with Zhou Kai

The Group conducts transactions with Zhou Kai through WSI. These transactions and related balance are as follows:

	As of March 31,
	2026	2025
Payables – brokerage services(i)	$34,028	$—

	For the years ended March 31,
	2026	2025	2024
Revenues – brokerage commission and handling charge income	$1,656	$—	$—
Revenues – interest income	37,212	—	—
Total	$38,868	$—	$—

(i)	The Company enters into a netting arrangement with Zhou Kai. Financial assets and liabilities are presented on a net basis in the consolidated balance sheets when the offsetting criteria under ASC 210 are met. As of March 31, 2026, Receivables from Clients – related party of approximately $0.77 million and Payables to Clients – related party of approximately $0.80 million were offset, and the resulting net liability was recorded in Payables to Client - related party.

Amounts due to shareholder
The balance represents borrowings from Zhou Kai for the Group’s daily operational purposes. The borrowings are interest-free, unsecured and due on demand. During the years ended March 31, 2026, 2025, and 2024, the Group borrowed from Zhou Kai of $0.04 million, $0.03 million, and $1.8 million, respectively. During the years ended March 31, 2026, 2025, and 2024, the Group repaid borrowings from Zhou Kai of nil, $1.8 million, and nil, respectively. During the year ended March 31, 2024, the Group disposed certain portion of its other investment to Zhou Kai at a consideration of approximately $2.0 million and the amount was settled with payable with Zhou Kai.

Software licensing and related support services payable to Shenzhen Jinhui

The balance represents unpaid service fees to Shenzhen Jinhui, a service provider and sub-contractor of the Group’s project management services. Based on the services agreement, Shenzhen Jinhui charges the Group certain percents of markup above its costs relating to service provided to the Group. During the years ended March 31, 2026, 2025, and 2024, the Group purchased outsourcing and related support services of approximately $1.3 million, $1.0 million, and $0.7 million, respectively, from Shenzhen Jinhui which were recorded as software licensing and related support outsourcing costs. As of March 31, 2026 and 2025, the payables of software licensing and related support services due to Shenzhen Jinhui were approximately $3.0 million and $1.8 million, respectively. Based on the services agreement, Shenzhen Jinhui charges the Group certain percents of markup above its costs relating to service provided to the Group. Shenzhen Jinhui ceased to be a related party of the Group since the fourth quarter of 2025 and its payable balance was approximately $2.96 million as of March 31, 2026.